SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 01, 2022 USD ($) shares	Nov. 04, 2022 USD ($) shares	May 25, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Class A exchangeable shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	1,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 33.70
Common stock, issued (in shares)			608,000	675,000
Common stock, issued | $	$ 422			$ 27		$ 535
Class A-1 Exchangeable Shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 33.70
Class B shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	500,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 33.70
Common stock, issued | $	$ 1					1
Class C shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	1,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 1
Common stock, issued (in shares)			5,053,138	1,066,471	11,270,466
Common stock, issued | $	$ 1,467		$ 24		$ 450	$ 963
Class A senior preferred shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 25
Class B senior preferred shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 25